Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation and benefits
Salaries and variable compensation	SFr 8,608	SFr 8,220	SFr 8,906
Social security	642	652	671
Other	786	748	790
Compensation and benefits	10,036	9,620	10,367
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	437	411	432
Switzerland | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	256	242	243
International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	14	16	22
International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	0	0	0
Bank
Compensation and benefits
Compensation and benefits	SFr 9,105	SFr 8,864	SFr 9,964